INCOME TAX (Schedule of income before income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income before income taxes	$ 74,902	$ 71,249	$ 64,405
Israel [Member]
Income Taxes [Line Items]
Income before income taxes	60,961	53,855	55,316
Brazil [Member]
Income Taxes [Line Items]
Income before income taxes	13,814	14,927	13,525
Rest of the world [Member]
Income Taxes [Line Items]
Income before income taxes	$ 127	$ 2,467	$ (4,436)